Fair Value Measurements - Summary of rollforward of the preferred stock warrant liability (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - Preferred Stock Warrant Liability [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 22.9	$ 6.7	$ 6.7	$ 4.7
Changes in fair value	114.6	4.1	16.2	2.0
Ending Balance	$ 137.5	$ 10.8	$ 22.9	$ 6.7